VANECK DIGITAL INDIA ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.0%
Capital Goods : 0.3%
IndiaMart InterMesh Ltd. 144A 3,399 $ 81,976
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Commercial & Professional Services : 2.4%
Computer Age Management
Services Ltd. 5,169 223,555
L&T Technology Services Ltd.
144A 2,476 129,412
WNS Holdings Ltd. * 4,097 251,925
604,892
Consumer Durables & Apparel : 2.8%
Dixon Technologies India Ltd. 4,437 680,532
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Consumer Services : 11.1%
MakeMyTrip Ltd. * 6,127 600,385
Swiggy Ltd. * 185,359 716,085
Zomato Ltd. * 593,582 1,394,377
2,710,847
Energy : 7.8%
Reliance Industries Ltd. 144A
(GDR) 32,598 1,906,834
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Financial Services : 8.6%
Angel One Ltd. 6,555 176,349
IIFL Finance Ltd. * 28,215 107,393
Indian Energy Exchange Ltd.
144A 53,778 109,917
Jio Financial Services Ltd. * 367,520 973,290
Motilal Oswal Financial
Services Ltd. 19,178 137,308
Multi Commodity Exchange of
India Ltd. 3,076 190,038
One 97 Communications Ltd. * 47,091 427,585
2,121,880
Health Care Equipment & Services : 0.6%
Inventurus Knowledge
Solutions Ltd. * 8,658 154,123
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Insurance : 3.5%
PB Fintech Ltd. * 45,786 845,527
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Number
of Shares Value
Media & Entertainment : 4.0%
Affle India Ltd. * 7,782 $ 145,580
Info Edge India Ltd. 9,889 825,649
971,229
Software & Services : 42.6%
Birlasoft Ltd. 20,148 90,570
Coforge Ltd. 6,749 632,695
Cyient Ltd. 9,566 140,520
HCL Technologies Ltd. 72,565 1,344,290
Infosys Ltd. (ADR) 100,789 1,839,399
KPIT Technologies Ltd. 20,583 311,802
LTIMindtree Ltd. 144A 8,752 457,207
Mphasis Ltd. 10,990 320,091
Oracle Financial Services
Software Ltd. 2,886 262,995
Persistent Systems Ltd. 13,236 849,427
Tata Consultancy Services Ltd. 37,682 1,585,152
Tata Elxsi Ltd. 4,293 260,829
Tata Technologies Ltd. 19,473 154,134
Tech Mahindra Ltd. 65,058 1,073,092
Wipro Ltd. (ADR) 340,530 1,042,022
10,364,225
Technology Hardware & Equipment : 1.8%
Kaynes Technology India Ltd. * 3,309 182,124
Redington Ltd. 64,469 182,419
Tejas Networks Ltd. 144A * 9,732 85,931
450,474
Telecommunication Services : 12.7%
Bharti Airtel Ltd. 86,608 1,750,893
Bharti Hexacom Ltd. 9,231 157,267
HFCL Ltd. 97,662 89,759
Indus Towers Ltd. * 152,614 593,445
Tata Communications Ltd. 14,382 264,319
Vodafone Idea Ltd. * 3,514,877 278,038
3,133,721
Transportation : 0.8%
Delhivery Ltd. * 63,219 187,923
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Total Common Stocks
(Cost: $22,531,124) 24,214,183
Total Investments: 99.0%
(Cost: $22,531,124) 24,214,183
Other assets less liabilities: 1.0% 236,238
NET ASSETS: 100.0% $ 24,450,421
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,771,277, or 11.3% of net assets.